Note 24 - Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement Line Items [Line Items]
Balance, end of period	$ (11,369,000)	$ (10,948,000)	$ (10,386,000)
Charged to the consolidated statement of comprehensive loss	(421,000)	(562,000)
Balance, end of period	11,369,000	10,948,000	10,386,000
Charged to the consolidated statement of comprehensive loss	421,000	562,000
Net deferred tax assets (liabilities)	0	0
Deferred tax liabilities, mineral properties [member]
Statement Line Items [Line Items]
Balance, end of period	(11,115,000)	(10,822,000)	(10,314,000)
Charged to the consolidated statement of comprehensive loss	(293,000)	(508,000)
Charged to the consolidated statement of comprehensive loss	293,000	508,000
Non-capital losses [member]
Statement Line Items [Line Items]
Charged to the consolidated statement of comprehensive loss	(293,000)	(508,000)
Balance, end of period	11,115,000	10,822,000	10,314,000
Charged to the consolidated statement of comprehensive loss	293,000	508,000
Net deferred tax assets (liabilities)
Deferred tax liabilities, debt issuance cost [member]
Statement Line Items [Line Items]
Balance, end of period	(254,000)	(126,000)	(72,000)
Charged to the consolidated statement of comprehensive loss	(128,000)	(54,000)
Charged to the consolidated statement of comprehensive loss	128,000	54,000
Deferred tax assets, debt issuance cost [member]
Statement Line Items [Line Items]
Charged to the consolidated statement of comprehensive loss	(128,000)	(54,000)
Balance, end of period	254,000	126,000	$ 72,000
Charged to the consolidated statement of comprehensive loss	128,000	$ 54,000
Net deferred tax assets (liabilities)